Annual Operating Expenses - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Premium Class
Apr. 01, 2023
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%